Interest Rate Contracts - Impact of Interest Rate Swap on Consolidated Statements of Operation (Details) - Interest Rate Swap - Cash Flow Hedging - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			$ 428	$ 662
Amount of (gain) loss recognized in AOCI on derivatives	$ (281)	$ (190)
Amount of gain (loss) reclassified from AOCI into earnings under “Interest expense”	922	207
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	14,775	11,445
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			(319)	179
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			(80)	155
Griffin Capital Essential Asset REIT, Inc. [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			(3,035)	6,253
Amount of (gain) loss recognized in AOCI on derivatives	(8,458)	(142)
Amount of gain (loss) reclassified from AOCI into earnings under “Interest expense”	1,182	(3,330)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$ 41,251	$ 37,232
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			(3,856)	8,286
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net			$ (19)	$ (70)